Derivative Liability (Tables)	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
Inputs and assumptions used to value secured convertible debentures and warrants outstanding
	Expected Volatility	Risk-free Interest Rate	Expected Dividend Yield	Expected Life (in years)

Warrants
As at July 14, 2011 (issuance date)	270%	1.0%	0%	3.00
As at December 31, 2012	288%	1.0%	0%	1.53
As at December 31, 2013	316%	1.0%	0%	0.53
As at December 31, 2014	—	—	—	—

Convertible Debentures

January 10, 2014 convertible debenture:
As at January 10, 2014 (date of issuance)	248%	0.12%	0%	0.76
As at July 18, 2014 (date of conversion)	244%	0.02%	0%	0.24
As at July 24, 2014 (date of conversion)	235%	0.03%	0%	0.23
As at December 31, 2014	—	—	—	—

March 19, 2014 convertible debenture:
As at March 19, 2014 (date of issuance)	233%	0.15%	0%	0.77
As at September 25, 2014 (date of conversion)	241%	0.01%	0%	0.25
As at October 6, 2014 (date of conversion)	220%	0.02%	0%	0.22
As at October 13, 2014 (date of conversion)	245%	0.01%	0%	0.20
As at December 31, 2014	—	—	—	—

May 14, 2014 convertible debenture:
As at May 14, 2014 (date of issuance)	207%	0.10%	0%	0.76
As at November 21, 2014 (date of conversion)	254%	0.01%	0%	0.24
As at November 25, 2014 (date of conversion)	236%	0.02%	0%	0.23
As at December 4, 2014 (date of conversion)	253%	0.02%	0%	0.20
As at December 31, 2014	—	—	—	—

June 16, 2014 convertible debenture:
As at June 16, 2014 (date of issuance)	194%	0.11%	0%	0.75
As at December 18, 2014 (date of conversion)	261%	0.04%	0%	0.25
As at December 29, 2014 (date of conversion)	268%	0.03%	0%	0.22
As at December 31, 2014	249%	0.04%	0%	0.21

July 9, 2014 convertible debenture:
As at July 9, 2014 (date of issuance)	202%	0.11%	0%	0.76
As at December 31, 2014	260%	0.04%	0%	0.28

October 24, 2014 convertible debenture:
As at October 24, 2014 (date of issuance)	222%	0.11%	0%	0.76
As at December 31, 2014	247%	0.12%	0%	0.57

Summary of activity of derivative liability
$
Balance at December 31, 2012	26,627
Derivative due to mark to market adjustment	100,824
Balance at December 31, 2013	127,451
Derivative loss due to new issuances	122,265
Debt discount	261,000
Reclass to share capital	(196,597)
Derivative due to mark to market adjustment	(77,058)
Balance at December 31, 2014	237,061